Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet dates that comprise the total of the same such amounts shown in the unaudited condensed consolidated statements of cash flows (in thousands):

	March 31, 2025	March 31, 2024
Cash	$10,561	$1,143
Restricted cash included within prepaid expenses and other current assets	100	100
Restricted cash included within other noncurrent assets	118	118
Total cash and restricted cash as shown in the unaudited condensed consolidated statements of cash flows	$10,779	$1,361

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet dates that comprise the total of the same such amounts shown in the consolidated statements of cash flows (in thousands):

	December 31, 2024	December 31, 2023
Cash	$9,591	$1,949
Restricted cash included within prepaid expenses and other current assets	100	100
Restricted cash included within other noncurrent assets	118	118
Total cash and restricted cash as shown in the consolidated statements of cash flows	$9,809	$2,167

Schedule of Computation of Diluted Net Loss per Common Share including Antidilutive

As a result of the Company reported net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the three months ended March 31, 2025 and 2024 because including them would have been antidilutive (in thousands):

	Three Months Ended March 31,
	2025	2024 (2)
Warrants for common stock	17,529	1,341
Earnout Shares	1,800	1,800
Employee stock options	910	790
Convertible notes payable	—	192
Restricted stock units	—	4
Contingently issuable warrant(1)	—	—
Total common stock equivalents	20,239	4,127

(1)	The contingently issuable warrant was not included for purposes of calculating the number of diluted shares outstanding as of March 31, 2025, as the number of dilutive shares is based on a contingency not yet resolved as of period end and the contingently resulting number of dilutive shares is not determinable until the contingency is resolved (see Note 8).

(2)	Retrospectively restated for reverse capitalization.

As a result of the Company reported net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the years ended December 31, 2024 and 2023 because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2024	2023 (2)
Warrants for common stock	10,923	1,341
Earnout Shares	1,800	1,800
Employee stock options	919	788
Restricted stock units	25	4
Contingently issuable warrant(1)	—	—
Total common stock equivalents	13,667	3,933

(1)	The contingently issuable warrants were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2024, as the number of dilutive shares is based on a contingency not yet resolved as of year end and the contingently resulting number of dilutive shares is not determinable until the contingency is resolved (see Note 8).

(2)	Retrospectively restated for reverse recapitalization.

Schedule of Operating Segment

The following table presents selected financial information with respect to the Company’s single operating segment for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025	2024
OPERATING EXPENSES
Salaries and benefits	$(2,190)	$(2,986)
Insurance	(236)	(397)
Legal	(299)	(790)
Consulting	(619)	(505)
Rent and Maintenance	(565)	(518)
Clinical & research and development	(463)	(747)
Depreciation expense	(91)	(102)
Change in fair value of other liabilities and derivatives	35	(199)
Other segment items (1)	(631)	(977)
Income tax provision	(3)	(4)
NET LOSS	$(5,062)	$(7,225)

(1)	Other segment items include interest expense, grant income, and other income (expense).

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
OPERATING EXPENSES
Salaries and benefits	$(10,249)	$(13,486)
Insurance	(1,442)	(525)
Legal	(1,951)	(2,867)
Consulting	(1,578)	(2,091)
Rent and Maintenance	(2,136)	(2,248)
Clinical & research and development	(1,353)	(5,097)
Depreciation expense	(402)	(392)
Series B convertible preferred stock financing costs – related party	—	(2,680)
Change in fair value of debt, other liabilities, and derivatives	324	1,178
Other segment items (1)	(3,408)	(992)
Income tax provision	(14)	(16)
NET LOSS	$(22,209)	$(29,216)

(1)	Other segment items include interest expense, grant income, debt extinguishment, and other income (expense).